Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.4%
Australia – 7.8%
205,636 ANZ Group Holdings Ltd.
(Banks) $ 5,170,770
17,000 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 221,519
43,073 Codan Ltd. (Technology
Hardware & Equipment) 948,032
37,040 Commonwealth Bank of
Australia (Banks) 4,337,638
770,166 Evolution Mining Ltd.
(Materials) 6,935,124
38,731 Fortescue Ltd. (Materials) 553,451
1,118,151 Glencore PLC (Materials)* 8,468,737
517,876 Insurance Australia Group Ltd.
(Insurance) 2,622,645
27,075 Macquarie Group Ltd.
(Financial Services) 3,846,190
269,305 Metals X Ltd. (Materials)* 242,110
5,337 Mineral Resources Ltd.
(Materials)* 205,010
5,541 Monadelphous Group Ltd.
(Capital Goods) 106,132
177,512 National Australia Bank Ltd.
(Banks) 5,134,655
451,717 Northern Star Resources Ltd.
(Materials) 6,566,519
35,227 Perseus Mining Ltd. (Materials) 129,062
815,447 Qantas Airways Ltd.
(Transportation) 4,790,142
18,614 QBE Insurance Group Ltd.
(Insurance) 274,682
331,854 Regis Resources Ltd.
(Materials) 1,572,915
515,220 Resolute Mining Ltd.
(Materials)* 509,467
114,739 Rio Tinto Ltd. (Materials) 13,035,914
311,210 Santos Ltd. (Energy) 1,703,422
133,090 Superloop Ltd.
(Telecommunication Services)* 301,803
129,881 Telstra Group Ltd.
(Telecommunication Services) 479,470
115,361 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 5,889,870
190,084 Westpac Banking Corp. (Banks) 5,253,024
8,455 Woodside Energy Group Ltd.
(Energy) 200,701
79,499,004
Austria – 0.6%
45,409 Erste Group Bank AG (Banks) 4,905,324
6,596 OMV AG (Energy) 482,564
2,486 Strabag SE (Capital Goods) 246,083
3,694 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Insurance) 262,476
5,896,447
Shares Description Value
a
Common Stocks – (continued)
Belgium – 1.0%
28,887 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) $ 8,703,566
87,054 Umicore SA (Materials) 1,660,793
10,364,359
China – 0.4%
80,777 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 3,739,620
Denmark – 1.7%
93,745 Danske Bank A/S (Banks) 4,619,996
15,083 Pandora A/S (Consumer
Durables & Apparel) 1,078,041
385,094 Vestas Wind Systems A/S
(Capital Goods) 11,618,649
17,316,686
Finland – 1.8%
564,728 Nordea Bank Abp (Banks) 9,724,151
237,696 Wartsila OYJ Abp (Capital
Goods) 8,853,706
18,577,857
France – 10.4%
55,013 Air Liquide SA (Materials) 11,371,114
8,072 Airbus SE (Capital Goods) 1,526,198
255,979 AXA SA (Insurance) 11,762,644
49,606 Capgemini SE (Software &
Services) 5,853,437
64,671 Cie de Saint-Gobain SA
(Capital Goods) 5,354,403
14,903 Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 890,655
110,462 Danone SA (Food, Beverage &
Tobacco) 8,826,709
12,738 Dassault Aviation SA (Capital
Goods) 4,741,122
413,504 Engie SA (Utilities) 13,326,192
29,103 Etablissements Maurel et Prom
SA (Energy) 358,984
7,067 Gaztransport Et Technigaz SA
(Energy) 1,662,115
4,468 Hermes International SCA
(Consumer Durables & Apparel) 8,463,970
25,040 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 940,057
9,703 Legrand SA (Capital Goods) 1,507,407
43,110 Safran SA (Capital Goods) 14,106,867
31,317 Thales SA (Capital Goods) 9,183,566
66,998 TotalEnergies SE (Energy) 6,095,478
3,672 Vicat SACA (Materials) 268,023
2,165 Viridien (Energy)* 341,342
106,580,283
Georgia – 0.1%
20,345 TBC Bank Group PLC (Banks) 1,110,761

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – 7.5%
21,247 AIXTRON SE (Semiconductors
& Semiconductor Equipment) $ 829,068
160,746 BASF SE (Materials) 9,900,420
13,929 Beiersdorf AG (Household &
Personal Products) 1,252,042
46,957 Deutsche Bank AG (Financial
Services) 1,397,445
15,267 Deutsche Boerse AG (Financial
Services) 4,472,401
291,780 E.ON SE (Utilities) 6,390,415
10,971 Fresenius Medical Care AG
(Health Care Equipment &
Services) 497,179
157,859 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services) 8,192,219
36,074 GEA Group AG (Capital
Goods) 2,587,147
18,518 Hannover Rueck SE (Insurance) 5,822,082
994 Hapag-Lloyd AG
(Transportation)
(a)
140,784
122,082 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 5,538,393
26,851 Knorr-Bremse AG (Capital
Goods) 3,067,777
17,724 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 11,193,447
19,985 Nordex SE (Capital Goods)* 1,083,037
596 Rheinmetall AG (Capital
Goods) 1,005,325
34,543 SAP SE (Software & Services) 5,888,986
8,646 Scout24 SE (Media &
Entertainment)
(a)
667,112
16,122 Siemens Energy AG (Capital
Goods) 2,780,234
153,826 Zalando SE (Consumer
Discretionary Distribution &
Retail)*
(a)
3,758,086
76,463,599
Hong Kong – 2.5%
95,600 AIA Group Ltd. (Insurance) 1,062,243
605,600 Bank of East Asia Ltd. (The)
(Banks) 1,009,436
1,248,400 Dah Sing Banking Group Ltd.
(Banks) 1,948,317
213,200 Dah Sing Financial Holdings
Ltd. (Banks) 1,106,494
186,600 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 9,413,596
48,000 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 799,240
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
8,205,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
$ 10,736,023
26,075,349
Israel – 0.1%
18,055 Bank Hapoalim BM (Banks) 424,022
617 Elbit Systems Ltd. (Capital
Goods) 520,200
3,745 Mizrahi Tefahot Bank Ltd.
(Banks) 273,672
246 Nova Ltd. (Semiconductors &
Semiconductor Equipment)* 108,635
1,326,529
Italy – 3.3%
4,870 Banca Generali SpA (Financial
Services) 290,621
88,201 Banca Mediolanum SpA
(Financial Services) 1,787,060
292,892 Banca Monte dei Paschi di
Siena SpA (Banks) 2,555,640
316,300 Banco BPM SpA (Banks) 4,399,891
67,251 Banco di Desio e della Brianza
SpA (Banks) 676,224
47,204 BPER Banca SpA (Banks) 618,619
60,234 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 3,392,934
12,346 Credito Emiliano SpA (Banks) 209,227
310,570 FinecoBank Banca Fineco SpA
(Banks) 6,909,793
7,559 Leonardo SpA (Capital Goods) 514,160
228,193 Pirelli & C SpA (Automobiles
& Components)
(a)
1,578,973
48,132 Technogym SpA (Consumer
Durables & Apparel)
(a)
972,248
137,747 UniCredit SpA (Banks) 9,882,502
33,787,892
Ivory Coast – 0.1%
20,991 Endeavour Mining PLC
(Materials) 1,264,704
Japan – 22.8%
49,200 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 6,789,928
107,300 AGC, Inc. (Capital Goods) 3,801,373
36,600 Asia Pile Holdings Corp.
(Materials) 325,439
513,300 Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 8,367,722
15,800 Awa Bank Ltd. (The) (Banks) 583,958
114,800 Central Japan Railway Co.
(Transportation) 2,984,937
26,800 Chudenko Corp. (Capital
Goods) 786,480
119,000 Chugin Financial Group, Inc.
(Banks) 2,145,625
27,100 Credit Saison Co. Ltd.
(Financial Services) 708,384

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
20,200 Daido Metal Co. Ltd.
(Automobiles & Components) $ 113,217
292,800 Daiichi Life Group, Inc.
(Insurance) 2,700,200
393,600 Daiwa Securities Group, Inc.
(Financial Services) 3,729,514
207,900 Electric Power Development Co.
Ltd. (Utilities) 5,725,792
1,033,300 ENEOS Holdings, Inc. (Energy) 9,310,172
76,100 EXEO Group, Inc. (Capital
Goods) 1,308,060
122,900 Fuji Electric Co. Ltd. (Capital
Goods) 8,609,400
9,500 Fujita Kanko, Inc. (Consumer
Services) 124,219
36,600 Fukuoka Financial Group, Inc.
(Banks) 1,401,618
33,000 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 1,133,128
4,400 Hokuhoku Financial Group, Inc.
(Banks) 166,901
461,800 Isuzu Motors Ltd. (Automobiles
& Components) 6,650,275
55,300 Iyogin Holdings, Inc. (Banks) 1,021,673
8,900 Japan Post Bank Co. Ltd.
(Banks) 145,161
246,300 Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 9,449,021
135,400 JX Advanced Metals Corp.
(Materials) 3,000,979
40,100 Kansai Electric Power Co., Inc.
(The) (Utilities) 666,706
31,300 Kinden Corp. (Capital Goods) 1,408,140
33,900 Konami Group Corp. (Media &
Entertainment) 4,177,435
5,800 Kurabo Industries Ltd.
(Consumer Durables & Apparel) 311,690
51,700 Kyodo Printing Co. Ltd.
(Commercial & Professional
Services) 526,272
9,800 Kyushu Electric Power Co., Inc.
(Utilities) 113,597
900 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 200,316
350,000 Mitsubishi Corp. (Capital
Goods) 12,007,089
301,400 Mitsubishi Electric Corp.
(Capital Goods) 9,857,918
429,100 Mitsubishi HC Capital, Inc.
(Financial Services) 3,850,343
82,800 Mitsui E&S Co. Ltd. (Capital
Goods) 3,031,680
31,500 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 335,804
29,600 Mizuho Financial Group, Inc.
(Banks) 1,198,319
412,200 MS&AD Insurance Group
Holdings, Inc. (Insurance) 10,756,597
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
377,000 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) $ 8,458,835
12,000 Musashino Bank Ltd. (The)
(Banks) 161,136
8,800 Namura Shipbuilding Co. Ltd.
(Capital Goods) 244,070
27,500 NEC Corp. (Software &
Services) 684,285
319,500 NGK Corp. (Capital Goods) 8,234,358
9,900 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 381,027
5,400 Nippon Shinyaku Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 177,642
76,300 Nippon Thompson Co. Ltd.
(Capital Goods) 423,749
7,200 Nitto Kogyo Corp. (Capital
Goods) 195,174
56,100 Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 388,925
38,000 NOK Corp. (Automobiles &
Components) 688,605
650,500 Nomura Holdings, Inc.
(Financial Services) 5,122,062
17,600 Noritsu Koki Co. Ltd.
(Consumer Durables & Apparel) 228,564
33,800 North Pacific Bank Ltd.
(Banks) 205,986
134,400 NSK Ltd. (Capital Goods) 952,426
286,600 Obayashi Corp. (Capital Goods) 6,941,586
39,800 Procrea Holdings, Inc. (Banks) 797,027
510,400 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 7,297,307
21,600 Resorttrust, Inc. (Consumer
Services) 237,401
18,000 San ju San Financial Group,
Inc. (Banks) 167,368
10,900 San-In Godo Bank Ltd. (The)
(Banks) 122,646
124,400 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,399,554
24,600 Seiko Epson Corp. (Technology
Hardware & Equipment) 304,135
13,800 Shikoku Bank Ltd. (The)
(Banks) 201,177
14,500 Shinmaywa Industries Ltd.
(Capital Goods) 217,012
163,500 Shizuoka Financial Group, Inc.
(Banks) 2,714,846
78,000 SoftBank Group Corp.
(Telecommunication Services) 1,899,281
100,900 Sompo Holdings, Inc.
(Insurance) 3,927,860

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
36,300 Sumitomo Corp. (Capital
Goods) $ 1,358,312
192,500 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 10,937,867
24,700 Sumitomo Heavy Industries
Ltd. (Capital Goods) 755,424
174,500 Sumitomo Mitsui Financial
Group, Inc. (Banks) 5,737,617
153,100 Sumitomo Mitsui Trust Group,
Inc. (Banks) 4,877,252
17,800 Suzuki Co. Ltd. (Technology
Hardware & Equipment) 307,247
4,600 Taisei Corp. (Capital Goods) 476,568
5,400 Taiyo Yuden Co. Ltd.
(Technology Hardware &
Equipment) 133,168
268,400 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 9,884,607
81,600 Tamura Corp. (Technology
Hardware & Equipment) 318,314
565,700 TDK Corp. (Technology
Hardware & Equipment) 7,348,599
10,600 Toa Corp. (Capital Goods) 211,808
17,200 Toda Corp. (Capital Goods) 159,920
9,700 Toenec Corp. (Capital Goods) 125,173
21,300 Tokio Marine Holdings, Inc.
(Insurance) 999,843
22,600 TPR Co. Ltd. (Automobiles &
Components) 179,504
13,300 Tsugami Corp. (Capital Goods) 277,009
14,000 Tsukishima Holdings Co. Ltd.
(Capital Goods) 242,345
86,400 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 1,350,400
21,200 Unitika Ltd. (Consumer
Durables & Apparel)* 159,146
14,800 Yahagi Construction Co. Ltd.
(Capital Goods) 197,568
125,700 Yamaha Corp. (Consumer
Durables & Apparel) 889,903
68,100 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 2,104,546
246,300 Yokohama Financial Group, Inc.
(Banks) 2,198,522
233,529,788
Luxembourg – 0.2%
27,624 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 2,015,698
Netherlands – 4.4%
7,761 ASM International NV
(Semiconductors &
Semiconductor Equipment) 5,882,476
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
16,744 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) $ 22,265,463
17,017 ForFarmers NV (Food, Beverage
& Tobacco) 123,325
172,796 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 8,046,977
34,443 SBM Offshore NV (Energy) 1,373,512
93,687 Wolters Kluwer NV
(Commercial & Professional
Services) 6,997,324
44,689,077
New Zealand – 0.2%
65,573 Channel Infrastructure NZ Ltd.
(Energy) 109,276
74,222 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 1,609,392
1,718,668
Nigeria – 0.1%
285,297 Airtel Africa PLC
(Telecommunication Services)
(a)
1,315,602
Norway – 1.9%
12,277 BLUENORD ASA (Energy)* 717,500
26,429 Deep Value Driller AS (Energy) 58,438
64,553 DNB Bank ASA (Banks) 2,019,777
21,556 DOF Group ASA (Energy) 310,456
241,468 Kongsberg Gruppen ASA
(Capital Goods) 10,292,982
69,068 Odfjell Drilling Ltd. (Energy) 723,531
255,191 Orkla ASA (Food, Beverage &
Tobacco) 3,211,485
43,875 Sea1 offshore, Inc. (Energy)* 159,052
421,892 Var Energi ASA (Energy) 2,172,014
19,665,235
Portugal – 0.0%
28,929 REN - Redes Energeticas
Nacionais SGPS SA (Utilities) 124,889
Singapore – 1.2%
37,600 Oversea-Chinese Banking Corp.
Ltd. (Banks) 644,004
380,800 Singapore Exchange Ltd.
(Financial Services) 5,809,156
29,800 Singapore Technologies
Engineering Ltd. (Capital
Goods) 252,920
904,900 Singapore Telecommunications
Ltd. (Telecommunication
Services) 3,476,865
77,400 United Overseas Bank Ltd.
(Banks) 2,215,634
12,398,579

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – 1.0%
22,628 Aena SME SA
(Transportation)
(a)
$ 667,465
28,404 Banco Bilbao Vizcaya
Argentaria SA (Banks) 613,515
200,532 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
6,448,058
10,120 Distribuidora Internacional de
Alimentacion SA (Consumer
Staples Distribution & Retail)* 473,824
12,215 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 711,021
23,211 Redeia Corp. SA (Utilities) 393,435
15,595 Repsol SA (Energy) 438,976
112,627 Unicaja Banco SA (Banks)
(a)
334,248
10,080,542
Sweden – 3.5%
157,378 Boliden AB (Materials)* 8,250,047
42,385 Clas Ohlson AB, Class B
(Consumer Discretionary
Distribution & Retail) 1,674,818
41,465 Dometic Group AB
(Automobiles & Components)
(a)
114,709
12,205 Mycronic AB (Technology
Hardware & Equipment) 286,825
228,237 Sandvik AB (Capital Goods) 8,773,853
492,415 Svenska Handelsbanken AB,
Class A (Banks) 6,491,863
24,300 Swedbank AB, Class A (Banks) 828,230
57,058 Tele2 AB, Class B
(Telecommunication Services) 1,180,957
734,463 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 8,373,051
35,974,353
Switzerland – 4.5%
184,657 ABB Ltd. (Capital Goods) 15,014,085
24,347 Avolta AG (Consumer
Discretionary Distribution &
Retail)* 1,459,758
6,265 Cembra Money Bank AG
(Financial Services) 775,112
60,779 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 10,731,513
477 LEM Holding SA (Technology
Hardware & Equipment)* 175,819
9,737 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 6,246,467
1,231 Partners Group Holding AG
(Financial Services) 1,326,822
8,643 PSP Swiss Property AG
(Real Estate Management &
Development) 1,716,069
6,471 Schindler Holding AG
Participation Certificates
(Capital Goods) 2,131,501
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
177,680 UBS Group AG (Financial
Services) $ 6,928,347
46,505,493
United Kingdom – 11.0%
47,485 Admiral Group PLC (Insurance) 1,986,097
861 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 169,806
122,541 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 23,961,675
322,135 Aviva PLC (Insurance) 2,585,260
31,712 Babcock International Group
PLC (Capital Goods) 492,317
370,013 BAE Systems PLC (Capital
Goods) 10,848,232
17,229 Beazley PLC (Insurance) 291,108
229,296 Compass Group PLC
(Consumer Services) 6,397,573
194,920 Currys PLC (Consumer
Discretionary Distribution &
Retail) 322,792
6,346 DCC PLC (Energy) 393,053
167,525 Halma PLC (Technology
Hardware & Equipment) 8,548,932
71,759 HSBC Holdings PLC (Banks) 1,178,469
236,123 Imperial Brands PLC (Food,
Beverage & Tobacco) 9,574,275
303,479 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) 1,153,930
6,782,525 Lloyds Banking Group PLC
(Banks) 8,406,501
1,484,148 NatWest Group PLC (Banks) 10,994,494
130,443 Smiths Group PLC (Capital
Goods) 3,980,628
1,792,841 Tesco PLC (Consumer Staples
Distribution & Retail) 11,268,066
61,036 TP ICAP Group PLC (Financial
Services) 221,189
6,086,686 Vodafone Group PLC
(Telecommunication Services) 9,180,869
111,955,266
United States – 9.3%
105,192 Alcon AG (Health Care
Equipment & Services) 7,951,487
322,623 GSK PLC (Pharmaceuticals,
Biotechnology & Life Sciences) 8,886,808
5,592 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 308,622
2,699 InterContinental Hotels Group
PLC (Consumer Services) 355,930
189,968 Nestle SA (Food, Beverage &
Tobacco) 18,634,161
151,755 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 23,293,548

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
9,633 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) $ 3,844,442
124,139 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 11,988,091
243,461 Shell PLC (Energy) 11,384,518
291,107 Tenaris SA (Energy) 8,509,738
95,157,345
TOTAL INVESTMENTS – 97.4%
(Cost $703,584,400)
$ 997,133,625
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.6%
26,535,018
NET ASSETS – 100.0%
$ 1,023,668,643
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 23.4%
Industrials 20.1
Health Care 12.8
Information Technology 9.9
Consumer Staples 8.6
Materials 7.5
Consumer Discretionary 7.0
Energy 4.6
Communication Services 2.9
Utilities 2.7
Real Estate 0.5
TOTAL INVESTMENTS
100.0%

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 130 06/19/26 $ 8,256,821 $ (226,641)
FTSE 100 Index 22 06/19/26 2,969,868 (32,296)
Hang Seng Index 4 04/29/26 631,409 (11,028)
MSCI Singapore Index 7 04/29/26 237,707 1,119
SPI 200 Index 8 06/19/26 1,174,709 (19,607)
TOPIX Index 18 06/12/26 3,974,166 (13,640)
Total Futures Contracts
$ (302,093)

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.5%
Aerospace & Defense – 3.8%
69,143 Carpenter Technology Corp. $ 27,252,713
3,982 Curtiss-Wright Corp. 2,712,220
147,246 FTAI Aviation Ltd. 36,075,270
133,943 General Electric Co. 38,009,005
16,693 HEICO Corp., Class A 3,523,725
12,658 Hexcel Corp. 1,024,412
22,441 Moog, Inc., Class A 6,567,134
225,390 RTX Corp. 43,477,731
158,642,210
Automobile Components – 0.5%
384,075 BorgWarner, Inc. 20,839,910
105,477 Gentex Corp. 2,304,672
23,144,582
Automobiles – 2.2%
97,923 General Motors Co. 7,295,264
227,282 Tesla, Inc.* 84,492,083
91,787,347
Banks – 2.7%
567,436 Bank of America Corp. 27,662,505
243,688 Citigroup, Inc. 27,636,656
224,931 Citizens Financial Group, Inc. 13,489,112
76,523 Cullen/Frost Bankers, Inc. 10,489,773
60,509 FNB Corp. 1,011,711
64,225 International Bancshares Corp. 4,321,700
46,096 JPMorgan Chase & Co. 13,559,599
18,162 PNC Financial Services Group,
Inc. (The) 3,779,331
116,464 Prosperity Bancshares, Inc. 7,824,052
70,718 Truist Financial Corp. 3,250,906
37,464 United Community Banks, Inc. 1,179,741
114,205,086
Beverages – 0.9%
3,665 Boston Beer Co., Inc. (The),
Class A* 844,416
492,764 Coca-Cola Co. (The) 37,474,702
38,319,118
Biotechnology – 3.5%
96,833 AbbVie, Inc. 21,060,209
28,872 Alnylam Pharmaceuticals, Inc.* 9,552,879
50,290 Denali Therapeutics, Inc.* 965,568
279,109 Gilead Sciences, Inc. 38,899,421
231,704 Moderna, Inc.* 11,770,563
51,920 Regeneron Pharmaceuticals, Inc. 40,115,469
119,751 TG Therapeutics, Inc.* 3,978,128
50,265 Vertex Pharmaceuticals, Inc.* 22,445,333
148,787,570
Broadline Retail – 3.3%
499,291 Amazon.com, Inc.* 103,987,337
5,605 MercadoLibre, Inc. (Brazil)* 9,691,157
282,323 Ollie's Bargain Outlet Holdings,
Inc.* 25,985,009
139,663,503
Capital Markets – 3.8%
41,035 Ameriprise Financial, Inc. 18,235,954
7,968 Bank of New York Mellon Corp.
(The) 945,244
Shares Description Value
Common Stocks – (continued)
Capital Markets – (continued)
229,561 Brookfield Asset Management
Ltd., Class A (Canada) $ 10,203,986
179,279 CME Group, Inc. 52,950,053
189 Coinbase Global, Inc., Class A* 33,001
47,508 Interactive Brokers Group, Inc.,
Class A 3,186,362
1,154,438 Invesco Ltd. 28,041,299
19,239 Jefferies Financial Group, Inc. 793,994
27,146 MarketAxess Holdings, Inc. 4,478,547
23,216 Morgan Stanley 3,820,657
189,278 Nasdaq, Inc. 16,067,809
147,039 Northern Trust Corp. 20,522,233
159,279,139
Chemicals – 0.3%
71,307 Element Solutions, Inc. 2,434,421
319,319 Mosaic Co. (The) 8,142,634
10,577,055
Commercial Services & Supplies – 1.7%
100,279 Clean Harbors, Inc.* 28,752,998
255,227 Waste Connections, Inc. 41,459,074
70,212,072
Communications Equipment – 1.6%
179,145 Arista Networks, Inc.* 21,995,423
103,698 Motorola Solutions, Inc. 45,001,821
66,997,244
Construction & Engineering – 0.8%
10,335 Comfort Systems USA, Inc. 14,251,862
59,807 MasTec, Inc.* 19,242,304
33,494,166
Construction Materials – 0.5%
70,406 Amrize Ltd.* 3,944,144
20,785 Eagle Materials, Inc. 3,937,718
2,496 Martin Marietta Materials, Inc. 1,469,346
35,514 Vulcan Materials Co. 9,670,462
19,021,670
Consumer Finance – 1.6%
234,665 Capital One Financial Corp. 42,809,936
121,058 OneMain Holdings, Inc. 6,475,392
388,075 SoFi Technologies, Inc.* 6,162,631
196,276 Synchrony Financial 13,350,694
68,798,653
Consumer Staples Distribution & Retail – 1.2%
20,729 Casey's General Stores, Inc. 15,087,810
36,700 Costco Wholesale Corp. 36,568,981
51,656,791
Diversified Consumer Services – 0.3%
397 Graham Holdings Co., Class B 419,732
10,601 Grand Canyon Education, Inc.* 1,802,488
228,428 Laureate Education, Inc.* 7,958,432
20,826 Service Corp. International 1,718,353
11,899,005
Electric Utilities – 0.2%
83,701 Xcel Energy, Inc. 6,649,207

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – 1.4%
195,946 AMETEK, Inc. $ 42,002,985
32,308 Emerson Electric Co. 4,232,994
101,797 nVent Electric PLC 12,040,549
125,708 Sunrun, Inc.* 1,704,600
59,981,128
Electronic Equipment, Instruments & Components – 1.1%
88,471 Amphenol Corp., Class A 11,178,311
94,239 Keysight Technologies, Inc.* 26,610,266
64,747 Knowles Corp.* 1,662,703
9,954 Sanmina Corp.* 1,290,437
2,989 Teledyne Technologies, Inc.* 1,808,375
48,119 TTM Technologies, Inc.* 4,687,753
1 Vontier Corp. 35
47,237,880
Energy Equipment & Services – 1.1%
288,855 NOV, Inc. 5,433,363
187,764 Patterson-UTI Energy, Inc. 2,033,484
94,650 SLB Ltd. 4,864,063
476,743 TechnipFMC PLC (United
Kingdom) 32,957,244
45,288,154
Entertainment – 0.0%
16,842 Roku, Inc.* 1,593,590
Financial Services – 3.4%
80,497 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 4,111,787
94,927 Berkshire Hathaway, Inc., Class
B* 45,489,018
20,652 Corebridge Financial, Inc. 492,757
9,539 Corpay, Inc.* 2,775,754
343,958 Equitable Holdings, Inc. 12,764,281
135,480 Mastercard, Inc., Class A 67,693,937
53,766 MGIC Investment Corp. 1,411,358
151,165 Voya Financial, Inc. 10,327,593
145,066,485
Food Products – 0.1%
39,591 Darling Ingredients, Inc.* 2,448,703
Ground Transportation – 0.3%
12,022 Norfolk Southern Corp. 3,450,314
43,995 Union Pacific Corp. 10,674,067
14,124,381
Health Care Equipment & Supplies – 1.5%
740,000 Boston Scientific Corp.* 46,435,000
35,583 Enovis Corp.* 809,513
35,822 Intuitive Surgical, Inc.* 16,513,584
50,549 QuidelOrtho Corp.* 830,520
64,588,617
Health Care Providers & Services – 3.0%
21,748 Cigna Group (The) 5,801,279
666,651 CVS Health Corp. 47,878,875
251,436 Encompass Health Corp. 24,321,404
62,587 HCA Healthcare, Inc. 29,618,672
19,477 Quest Diagnostics, Inc. 3,817,102
46,789 UnitedHealth Group, Inc. 12,660,636
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,289 Universal Health Services, Inc.,
Class B $ 230,692
124,328,660
Health Care REITs – 0.1%
10,269 Omega Healthcare Investors, Inc.
REIT 449,988
28,435 Ventas, Inc. REIT 2,325,414
1,463 Welltower, Inc. REIT 289,250
3,064,652
Hotels, Restaurants & Leisure – 2.7%
49,485 Airbnb, Inc., Class A* 6,248,966
673,317 Aramark 27,296,271
53,406 Brightstar Lottery PLC 680,392
5,285 Choice Hotels International, Inc. 546,998
153,531 McDonald's Corp. 47,715,899
154,892 Planet Fitness, Inc., Class A* 11,520,867
93,702 Starbucks Corp. 8,394,762
148,185 Viking Holdings Ltd.* 10,888,634
113,292,789
Household Durables – 1.4%
231,824 D.R. Horton, Inc. 31,810,889
180,840 M/I Homes, Inc.* 22,143,858
40,583 PulteGroup, Inc. 4,772,967
58,727,714
Household Products – 0.0%
8,185 Procter & Gamble Co. (The) 1,182,241
Independent Power and Renewable Electricity Producers – 0.0%
88,506 AES Corp. (The) 1,247,050
Industrial Conglomerates – 0.7%
194,223 3M Co. 28,207,006
Industrial REITs – 0.3%
61,283 First Industrial Realty Trust, Inc.
REIT 3,545,222
65,403 Prologis, Inc. REIT 8,644,968
12,190,190
Insurance – 1.1%
35,396 American Financial Group, Inc. 4,520,423
41,281 CNO Financial Group, Inc. 1,694,998
27,562 Loews Corp. 2,941,968
145,611 MetLife, Inc. 10,297,610
6,559 Reinsurance Group of America,
Inc. 1,339,085
65,766 Travelers Cos., Inc. (The) 19,182,627
97,709 W R Berkley Corp. 6,476,153
46,452,864
Interactive Media & Services – 7.8%
647,033 Alphabet, Inc., Class A 186,060,810
21,161 Alphabet, Inc., Class C 6,070,244
322,806 Match Group, Inc. 9,913,372
182,574 Meta Platforms, Inc., Class A 104,456,063
170,338 Reddit, Inc., Class A* 22,936,012
329,436,501
IT Services – 0.5%
8,663 Gartner, Inc.* 1,371,700

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
IT Services – (continued)
77,270 International Business Machines
Corp. $ 18,729,475
20,101,175
Leisure Products – 0.1%
292,267 Mattel, Inc.* 4,246,640
Life Sciences Tools & Services – 1.5%
72,509 10X Genomics, Inc., Class A* 1,539,366
7,809 IQVIA Holdings, Inc.* 1,331,747
34,200 Medpace Holdings, Inc.* 16,422,498
36,418 Mettler-Toledo International,
Inc.* 45,930,382
65,223,993
Machinery – 2.4%
5,761 AGCO Corp. 667,527
55,528 Caterpillar, Inc. 39,339,367
1 Fortive Corp. 55
157,161 Illinois Tool Works, Inc. 40,907,437
151,534 Mueller Industries, Inc. 16,789,967
26,514 PACCAR, Inc. 3,062,367
100,766,720
Marine Transportation – 1.0%
320,804 Kirby Corp.* 42,628,436
122,068 Safe Bulkers, Inc. (Monaco) 772,690
43,401,126
Media – 0.4%
6,588 Cable One, Inc.* 600,892
3,439 Charter Communications, Inc.,
Class A* 742,411
538,116 News Corp., Class A 13,415,232
14,758,535
Metals & Mining – 2.3%
56,430 Anglogold Ashanti PLC
(Australia) 5,494,025
2,004,315 Hecla Mining Co. 37,340,389
69,161 Ivanhoe Electric, Inc.* 817,483
307,319 Southern Copper Corp. (Mexico) 52,877,307
96,529,204
Office REITs – 0.0%
1 Vornado Realty Trust REIT 26
Oil, Gas & Consumable Fuels – 3.0%
257,140 Antero Resources Corp.* 10,913,022
580,749 APA Corp. 24,646,988
10,830 Cheniere Energy, Inc. 3,073,121
12,570 Chevron Corp. 2,600,733
203,259 ConocoPhillips 26,830,188
86,172 EOG Resources, Inc. 12,457,886
45,196 Exxon Mobil Corp. 7,667,953
39,699 Golar LNG Ltd. (Cameroon) 2,148,113
984,997 Kinder Morgan, Inc. 33,026,949
14,840 Marathon Petroleum Corp. 3,623,631
149,086 Nordic American Tankers Ltd. 873,644
127,862,228
Passenger Airlines – 0.9%
51,757 Delta Air Lines, Inc. 3,440,805
Shares Description Value
Common Stocks – (continued)
Passenger Airlines – (continued)
381,822 United Airlines Holdings, Inc.* $ 35,154,352
38,595,157
Pharmaceuticals – 3.3%
46,393 Eli Lilly & Co. 42,670,889
389,680 Johnson & Johnson 95,253,379
26,154 Merck & Co., Inc. 3,146,065
141,070,333
Professional Services – 0.0%
18,465 ExlService Holdings, Inc.* 562,259
Residential REITs – 1.8%
1 Apartment Investment and
Management Co., Class A REIT 4
138,465 AvalonBay Communities, Inc.
REIT 22,618,258
122,526 Camden Property Trust REIT 11,965,889
42,892 Equity LifeStyle Properties, Inc.
REIT 2,677,319
1,435,132 Invitation Homes, Inc. REIT 35,663,030
72,924,500
Retail REITs – 0.0%
2 Simon Property Group, Inc.
REIT 373
Semiconductors & Semiconductor Equipment – 10.0%
397,353 Broadcom, Inc. 122,984,727
20,665 Diodes, Inc.* 1,410,593
3,264 KLA Corp. 4,805,946
49,590 Lam Research Corp. 10,595,399
58,972 Micron Technology, Inc. 19,923,101
1,422,645 NVIDIA Corp. 248,109,288
65,396 Texas Instruments, Inc. 12,695,980
29,749 Universal Display Corp. 2,726,793
423,251,827
Software – 6.8%
33,320 Adobe, Inc.* 8,099,426
716,543 Bentley Systems, Inc., Class B 25,164,990
59,719 Clear Secure, Inc., Class A 2,890,997
44,064 Datadog, Inc., Class A* 5,201,755
134,571 Fortinet, Inc.* 10,997,142
2,559 InterDigital, Inc. 772,818
9,452 Manhattan Associates, Inc.* 1,258,250
383,855 Microsoft Corp. 142,091,605
271,159 Oracle Corp. 39,890,201
210,735 Palantir Technologies, Inc., Class
A* 30,826,316
99,695 ServiceNow, Inc.* 10,423,112
93,193 Zoom Communications, Inc.* 7,491,785
285,108,397
Specialized REITs – 0.0%
9,634 Lamar Advertising Co., Class
A REIT 1,220,242
Specialty Retail – 0.9%
87,970 AutoNation, Inc.* 17,177,022
21,458 Burlington Stores, Inc.* 6,982,004
1,965 Carvana Co.* 617,757
55,432 Chewy, Inc., Class A* 1,496,664

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
170,659 Floor & Decor Holdings, Inc.,
Class A* $ 8,669,477
8,961 TJX Cos., Inc. (The) 1,431,072
77,934 Upbound Group, Inc. 1,406,709
1 Victoria's Secret & Co.* 46
37,780,751
Technology Hardware, Storage & Peripherals – 7.2%
997,972 Apple, Inc. 253,275,314
219,128 Dell Technologies, Inc., Class C 35,965,479
44,057 Eastman Kodak Co.* 398,716
17,789 Sandisk Corp.* 11,302,063
7,415 Seagate Technology Holdings
PLC 2,904,900
303,846,472
Textiles, Apparel & Luxury Goods – 0.7%
137,737 Crocs, Inc.* 11,434,926
76,656 Figs, Inc., Class A* 1,132,209
80,985 On Holding AG, Class A
(Switzerland)* 2,755,109
31,116 Ralph Lauren Corp. 10,703,593
26,025,837
Trading Companies & Distributors – 0.3%
5,515 United Rentals, Inc. 4,018,009
26,541 Watsco, Inc. 9,655,350
13,673,359
Wireless Telecommunication Services – 0.5%
27,114 Telephone and Data Systems,
Inc. 1,141,500
Shares Description Value
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
88,805 T-Mobile US, Inc. $ 18,651,714
19,793,214
TOTAL COMMON STOCKS
(Cost $2,741,952,765)
4,148,335,391
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
287,083 3.553% 287,083
(Cost $287,083)
TOTAL INVESTMENTS – 98.5%
(Cost $2,742,239,848)
$ 4,148,622,474
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
63,057,340
NET ASSETS – 100.0%
$ 4,211,679,814
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 32 06/18/26 $ 4,019,520 $ (589)
S&P 500 E-Mini Index 124 06/18/26 40,738,650 615
Total Futures Contracts
$ 26

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
March 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
International Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 2,580,306 $ —
Asia 17,972,278 260,208,348 —
Europe 25,520,922 514,476,754 —
North America 308,622 94,848,723 —
Oceania 2,731,921 78,485,751 —
Total
$ 46,533,743 $ 950,599,882 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 1,119 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (303,212) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,148,113 $ — $ —
Europe 36,485,043 — —
North America 4,094,517,053 — —
Oceania 5,494,025 — —
South America 9,691,157 — —
Investment Company 287,083 — —
Total
$ 4,148,622,474 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 615 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (589) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the
Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results..
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global
Equity Portfolio to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)